List of principal companies included in the scope of consolidation during 2023 - Summary of Principal Investments Accounted for Using the Equity Method (Details)	12 Months Ended
Dec. 31, 2025
Infraserv GmbH & Co. Höchst KG
Disclosure of joint operations [line Items]
Financial interest in principal investments accounted for using the equity method	31.20%
Opal JVCO S.a r.l.
Disclosure of joint operations [line Items]
Financial interest in principal investments accounted for using the equity method	48.20%
MSP Vaccine Company
Disclosure of joint operations [line Items]
Financial interest in principal investments accounted for using the equity method	50.00%
EUROAPI
Disclosure of joint operations [line Items]
Financial interest in principal investments accounted for using the equity method	29.60%